Accrued liabilities and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Miscellaneous current liabilities [abstract]
Accrued audit fees	$ 122	$ 77
Other accruals	1,393	5,552
Insurance deductibles	131	104
Other payables	117	81
Total	$ 1,763	$ 5,814